Average Annual Total Returns - Invesco CEF Income Composite ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S-Network Composite Closed-End Fund IndexSM (reflects no deduction for fees, expenses or taxes) 1 Year	S-Network Composite Closed-End Fund IndexSM (reflects no deduction for fees, expenses or taxes) 5 Years	S-Network Composite Closed-End Fund IndexSM (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 19, 2010	24.17%	7.72%	7.33%	20.74%	5.05%	4.72%	14.41%	4.80%	4.60%	24.58%	8.19%	7.82%	31.49%	11.70%	13.79%